INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (130,400)	$ (105,700)
Net deferred tax assets	23,971	16,000
Deferred tax liabilities	(18,118)	0
Deferred income taxes	5,853	16,000	$ 17,726
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(130,425)	(105,658)
Net deferred tax assets	54,852	65,450
Deferred tax liabilities	(48,999)	(49,450)
Deferred income taxes	5,853	16,000
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	185,277	171,108
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	119,187	111,792
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,233	14,837
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,470	16,063
Deferred tax liabilities	(36,687)	(38,348)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,202	10,189
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,737	$ 3,427